SHAREHOLDERS' EQUITY (Schedule of Stock Option Valuation Assumptions) (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum	42.26%	42.60%	45.19%
Expected volatility, maximum	49.24%	45.24%	46.64%
Expected dividends	0.00%	0.00%	0.00%
Risk free rate, minimum	0.25%	1.51%	2.59%
Risk free rate, maximum	1.40%	2.47%	3.03%
Employee Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	4 years 10 months 2 days	4 years 11 months 8 days	5 years 2 months 1 day
Employee Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	4 years 11 months 26 days	4 years 11 months 26 days	7 years 6 months 10 days
Equity Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum	34.52%	31.88%	39.90%
Expected volatility, maximum	83.30%	54.49%	41.20%
Expected dividends	0.00%	0.00%	0.00%
Expected term	6 months	6 months	6 months
Risk free rate, minimum	0.13%	1.89%	1.85%
Risk free rate, maximum	0.95%	2.52%	2.28%